Fair Value Measurements - Additional Information (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 23, 2017
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trust account	$ 971	$ 0	$ 345,000,000	$ 345,000,000